Other disclosures - Risk Management and Principal Risks - Functional currency of the operations (audited) (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Foreign exchange risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in structural currency exposures, net of hedging instruments	£ 1,800
Structural currency exposures, net of hedging instruments	13,552	£ 11,778
Increase (decrease) in foreign currency net investments, hedged item	(2,800)
Foreign currency net investments, hedged item	31,209	34,044
Financial instruments which hedge net investments, Hedges	11,200	15,300
Increase (decrease) in financial instruments which hedge net investments, Hedges	(4,100)
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Structural currency exposures, net of hedging instruments	9,109	8,777
Increase (decrease) in foreign currency net investments, hedged item	(3,200)
Foreign currency net investments, hedged item	25,607	28,857
EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Structural currency exposures, net of hedging instruments	1,943	523
Increase (decrease) in foreign currency net investments, hedged item	400
Foreign currency net investments, hedged item	£ 3,068	£ 2,672